Income Taxes - Income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current
Federal	$ 1,175,834
State	325,880
Deferred
Federal	(2,077,550)	$ (1,085,134)
State	(429,855)
Change in valuation allowance	2,507,405	$ 1,085,134
Income tax provision	$ 1,501,714